Assets and liabilities held for sale (Details) - EUR (€) € in Thousands			6 Months Ended	12 Months Ended
	Jul. 01, 2019	Jan. 01, 2019	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Discontinued Operations [line items]
Assets held for sale					€ 1,262,000
ING Lease Italy [Member]
Disclosure of Discontinued Operations [line items]
Assets held for sale					1,261
Customers repaid on outstanding			€ 100,000
Settlement price	€ 1,162	€ 1,162
Cash settlement	368,000
Deferred Purchase Price	20,000
The additional loss				€ (2,000)	€ (123,000)
Senior Loan facility for the portfolio of lease receivables	€ 774,000